Asset Impairment, Exit, Implementation And Integration Costs (Narrative) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended							12 Months Ended						60 Months Ended	12 Months Ended						36 Months Ended	2 Months Ended	12 Months Ended
	Dec. 31, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011 Manufacturing Optimization Program [Member]	Dec. 31, 2010 Manufacturing Optimization Program [Member]	Dec. 31, 2009 Manufacturing Optimization Program [Member]	Dec. 31, 2011 Manufacturing Optimization Program [Member]	Dec. 31, 2011 Manufacturing Optimization Program [Member] Accelerated Depreciation [Member]	Dec. 31, 2011 Manufacturing Optimization Program [Member] Other Charges [Member]	Dec. 31, 2011 Manufacturing Optimization Program [Member] Employee Separation Costs [Member]	Dec. 31, 2011 Integration And Restructuring Program [Member]	Dec. 31, 2010 Integration And Restructuring Program [Member]	Dec. 31, 2009 Integration And Restructuring Program [Member]	Dec. 31, 2011 Integration And Restructuring Program [Member]	Dec. 31, 2011 2011 Cost Reduction Program [Member]	Dec. 31, 2011 2011 Cost Reduction Program [Member]	Dec. 31, 2011 Cigarettes [Member] 2011 Cost Reduction Program [Member]	Dec. 31, 2011 Smokeless Products [Member] Integration And Restructuring Program [Member]	Dec. 31, 2011 Smokeless Products [Member] 2011 Cost Reduction Program [Member]	Dec. 31, 2011 Cigars [Member] 2011 Cost Reduction Program [Member]	Dec. 31, 2011 General Corporate [Member] 2011 Cost Reduction Program [Member]	Dec. 31, 2011 Previous Estimate [Member] 2011 Cost Reduction Program [Member]
Restructuring Cost and Reserve [Line Items]
Charges, net												$ (13)
Lease exit cost																		(4)
Total pre-tax restructuring charges expected to be incurred																							300						375
Employee separation costs																							220
Other restructuring costs including lease termination and asset impairment																							80
Total pre-tax restructuring charges to be incurred								179	(188)	(22)
Pre-tax implementation costs																								1
Pre-tax asset impairment and exit costs	219	1	2	5	3	21	7	222	36	421													224
Payments for restructuring																						9
Asset impairment and exit costs																							223	175	(4)	36	4	8
Pre-tax integration costs																									3
Charges, inception to date																					481
Cash payments for restructuring and integration																		20	111	221
Cash payments since inception																					352
Total pre-tax charges expected to be incurred											800
Employee separation costs																	325
Accelerated depreciation															275
Other charges																200
Charges, inception-to-date														827
Cash payments for restructuring and implementation											16	128	210
Cash payments since inception														$ 450